United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on October 12, 2012

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$347,891,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

                    TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories    com   002824100       13,511  197,074 SH          sole                 197,074       0       0
Apollo Group Inc       com   037604105       22,742  782,866 SH          sole                 782,866       0       0
Becton Dickinson & Co  com   075887109       10,618  135,163 SH          sole                 135,163       0       0
Citigroup Inc          com   172967424       28,945  884,631 SH          sole                 884,631       0       0
Coca-Cola Co.          com   191216100          277    7,306 SH          sole                   7,306       0       0
Colgate Palmolive Co   com   194162103          465    4,340 SH          sole                   4,340       0       0
Comcast Corp           com   20030n200       20,044  575,819 SH          sole                 575,819       0       0
Dell Computer          com   24702r101       11,2041,136,890 SH          sole               1,136,890       0       0
Denbury Resources Inc  com   247916208          228   14,080 SH          sole                  14,080       0       0
Exxon Mobil Corp       com   30231G102        2,232   24,412 SH          sole                  24,412       0       0
General Electric Co.   com   369604103          234   10,300 SH          sole                  10,300       0       0
Google Inc Cl A        com   38259p508       15,433   20,454 SH          sole                  20,454       0       0
Green Energy Resource  com   39303p106            0   33,518 SH          sole                  33,518       0       0
Health Discovery Corp  com   42218r100           821,175,693 SH          sole               1,175,693       0       0
Intel Corp             com   458140100       17,541  774,281 SH          sole                 774,281       0       0
ITT Educational Svcs   com   45068b109       13,249  411,082 SH          sole                 411,082       0       0
Johnson & Johnson      com   478160104       16,642  241,507 SH          sole                 241,507       0       0
Legg Mason Inc         com   524901105       10,937  443,168 SH          sole                 443,168       0       0
Masco                  com   574599106        3,185  211,655 SH          sole                 211,655       0       0
McCormick & Co         com   579780206        6,721  108,338 SH          sole                 108,338       0       0
McGraw-Hill Co.        com   580645109       12,641  231,572 SH          sole                 231,572       0       0
Medtronic Inc          com   585055106       19,408  450,082 SH          sole                 450,082       0       0
Merck & Company        com   58933Y105        6,964  154,437 SH          sole                 154,437       0       0
Microsoft Corp         com   594918104       18,668  627,275 SH          sole                 627,275       0       0
Nestle Sa              com   641069406       12,621  200,015 SH          sole                 200,015       0       0
Pepsico Inc            com   713448108       17,516  247,506 SH          sole                 247,506       0       0
Philip Morris          com   718172109        7,155   79,553 SH          sole                  79,553       0       0
Power 3 Medical        com   73936a103            0  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108        1,613   56,324 SH          sole                  56,324       0       0
Proctor & Gamble       com   742718109       17,400  250,865 SH          sole                 250,865       0       0
Provectus Pharmaceuti  com   74373f100           13   20,000 SH          sole                  20,000       0       0
Schlumberger Ltd Com   com   806857108        6,004   83,006 SH          sole                  83,006       0       0
Sysco Corp.            com   871829107        2,221   71,034 SH          sole                  71,034       0       0
Total Sa-Spon Adr      com   89151e109        5,571  111,205 SH          sole                 111,205       0       0
Travelers Cos Inc      com   89417E109        3,250   47,616 SH          sole                  47,616       0       0
Wal-Mart Stores        com   931142103       22,551  305,568 SH          sole                 305,568       0       0